Business Services Account BSA Program [Member] Investment Objectives and Goals - UBS RMA Government Money Market Fund	Apr. 30, 2025
Prospectus [Line Items]
Risk/Return [Heading]	UBS RMA Government Money Market Fund Fund summary
Objective [Heading]	Investment objective
Objective, Primary [Text Block]	Maximum current income consistent with liquidity and the preservation of capital.